Quarterly Holdings Report
for
Fidelity Freedom® 2045 Fund
December 31, 2022
F45-NPRT3-0323
1.843410.116
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.27% 1/5/23 to 3/9/23 (b) (Cost $24,575,784)	24,630,000	24,582,560

Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	32,757,256	285,970,841
Fidelity Series Blue Chip Growth Fund (c)	76,782,463	766,288,984
Fidelity Series Commodity Strategy Fund (c)	1,152,798	121,435,778
Fidelity Series Growth Company Fund (c)	102,372,389	1,409,667,800
Fidelity Series Intrinsic Opportunities Fund (c)	37,654,767	433,782,921
Fidelity Series Large Cap Stock Fund (c)	83,325,799	1,377,375,462
Fidelity Series Large Cap Value Index Fund (c)	31,224,637	430,587,742
Fidelity Series Opportunistic Insights Fund (c)	59,607,410	852,982,037
Fidelity Series Small Cap Discovery Fund (c)	13,397,202	132,498,331
Fidelity Series Small Cap Opportunities Fund (c)	37,658,582	439,475,655
Fidelity Series Stock Selector Large Cap Value Fund (c)	80,771,896	961,185,558
Fidelity Series Value Discovery Fund (c)	54,204,382	800,056,685
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,660,572,898)		8,011,307,794

International Equity Funds - 41.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	36,518,921	479,493,435
Fidelity Series Emerging Markets Fund (c)	29,319,229	226,930,830
Fidelity Series Emerging Markets Opportunities Fund (c)	130,795,206	2,043,021,122
Fidelity Series International Growth Fund (c)	85,097,415	1,213,489,143
Fidelity Series International Small Cap Fund (c)	22,257,884	330,306,993
Fidelity Series International Value Fund (c)	120,598,665	1,209,604,606
Fidelity Series Overseas Fund (c)	111,472,713	1,210,593,665
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,619,271,988)		6,713,439,794

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,921,667	14,796,834
Fidelity Series Emerging Markets Debt Fund (c)	11,373,357	83,480,444
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	3,171,815	27,563,070
Fidelity Series Floating Rate High Income Fund (c)	1,743,360	15,306,700
Fidelity Series High Income Fund (c)	10,274,119	82,809,401
Fidelity Series International Credit Fund (c)	736,588	5,671,726
Fidelity Series Long-Term Treasury Bond Index Fund (c)	156,067,580	914,556,019
Fidelity Series Real Estate Income Fund (c)	3,047,497	28,768,372
TOTAL BOND FUNDS (Cost $1,530,992,057)		1,172,952,566

Short-Term Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	30,338,430	30,344,498
Fidelity Series Government Money Market Fund 4.35% (c)(e)	116,448,845	116,448,845
Fidelity Series Short-Term Credit Fund (c)	35,405	338,118
TOTAL SHORT-TERM FUNDS (Cost $147,129,622)		147,131,461

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $15,982,542,349)	16,069,414,175
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,253,664
NET ASSETS - 100.0%	16,070,667,839

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,234	Mar 2023	250,871,219	(655,023)	(655,023)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	375	Mar 2023	40,473,633	(295,473)	(295,473)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	721	Mar 2023	96,839,313	211,337	211,337

TOTAL PURCHASED					(739,159)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	629	Mar 2023	121,428,450	3,391,543	3,391,543
MSCI EAFE Index Future (United States)	734	Mar 2023	71,542,980	1,152,932	1,152,932
MSCI Emerging Markets Index Future (United States)	1,124	Mar 2023	53,918,280	511,984	511,984

TOTAL SOLD					5,056,459

TOTAL FUTURES CONTRACTS					4,317,300
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $24,200,916.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	13,840,771	193,931,272	177,427,545	343,235	279	(279)	30,344,498	0.1%
Total	13,840,771	193,931,272	177,427,545	343,235	279	(279)	30,344,498

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	18,542,547	1,631,452	1,815,523	934,672	(132,927)	(3,428,715)	14,796,834
Fidelity Series All-Sector Equity Fund	362,751,926	33,114,927	42,529,396	15,036,991	(6,418,887)	(60,947,729)	285,970,841
Fidelity Series Blue Chip Growth Fund	595,525,642	449,989,657	58,825,436	24,285,202	(14,297,062)	(206,103,817)	766,288,984
Fidelity Series Canada Fund	602,415,414	61,768,016	92,839,086	15,359,997	702,411	(92,553,320)	479,493,435
Fidelity Series Commodity Strategy Fund	274,421,918	155,357,910	158,297,418	131,438,567	(32,529,491)	(117,517,141)	121,435,778
Fidelity Series Emerging Markets Debt Fund	90,593,819	7,398,965	4,456,455	3,581,098	(118,618)	(9,937,267)	83,480,444
Fidelity Series Emerging Markets Debt Local Currency Fund	30,698,280	1,198,602	3,120,156	-	(332,122)	(881,534)	27,563,070
Fidelity Series Emerging Markets Fund	253,055,079	46,831,069	31,480,909	5,778,700	(6,534,701)	(34,939,708)	226,930,830
Fidelity Series Emerging Markets Opportunities Fund	2,350,573,070	351,733,431	311,989,790	49,793,719	(67,516,829)	(279,778,760)	2,043,021,122
Fidelity Series Floating Rate High Income Fund	18,551,441	1,468,870	3,903,397	775,924	(352,455)	(457,759)	15,306,700
Fidelity Series Government Money Market Fund 4.35%	-	143,989,174	27,540,329	683,520	-	-	116,448,845
Fidelity Series Growth Company Fund	1,484,462,815	436,562,947	127,342,640	8,251,296	(14,786,540)	(369,228,782)	1,409,667,800
Fidelity Series High Income Fund	110,811,348	8,066,267	24,187,466	4,285,668	(2,408,362)	(9,472,386)	82,809,401
Fidelity Series International Credit Fund	6,575,960	324,732	112,859	324,731	(3,182)	(1,112,925)	5,671,726
Fidelity Series International Growth Fund	1,378,046,548	176,091,737	148,759,402	41,869,810	(9,115,556)	(182,774,184)	1,213,489,143
Fidelity Series International Small Cap Fund	377,652,063	40,143,423	21,245,386	19,918,106	(260,742)	(65,982,365)	330,306,993
Fidelity Series International Value Fund	1,391,639,810	160,389,827	223,138,482	41,006,369	(1,037,296)	(118,249,253)	1,209,604,606
Fidelity Series Intrinsic Opportunities Fund	1,395,079,324	302,214,067	929,648,985	268,903,976	51,700,262	(385,561,747)	433,782,921
Fidelity Series Investment Grade Bond Fund	95,086,811	1,055,262	92,478,607	346,436	(3,991,330)	327,864	-
Fidelity Series Large Cap Stock Fund	1,320,165,861	383,622,179	146,901,108	83,821,302	3,500,796	(183,012,266)	1,377,375,462
Fidelity Series Large Cap Value Index Fund	496,960,975	50,086,249	65,978,440	15,525,635	3,661,540	(54,142,582)	430,587,742
Fidelity Series Long-Term Treasury Bond Index Fund	987,471,120	261,728,580	98,761,562	18,638,783	(13,238,315)	(222,643,804)	914,556,019
Fidelity Series Opportunistic Insights Fund	760,501,976	333,076,850	57,225,233	40,399,113	(486,418)	(182,885,138)	852,982,037
Fidelity Series Overseas Fund	1,385,546,342	147,187,401	129,758,379	22,050,361	(13,037,422)	(179,344,277)	1,210,593,665
Fidelity Series Real Estate Income Fund	66,263,976	6,670,779	35,135,200	3,718,946	(2,822,626)	(6,208,557)	28,768,372
Fidelity Series Short-Term Credit Fund	-	339,752	3,517	961	44	1,839	338,118
Fidelity Series Small Cap Discovery Fund	161,385,604	31,502,008	18,022,504	25,193,289	(2,225,136)	(40,141,641)	132,498,331
Fidelity Series Small Cap Opportunities Fund	537,240,371	48,144,925	69,196,710	22,292,144	(1,788,551)	(74,924,380)	439,475,655
Fidelity Series Stock Selector Large Cap Value Fund	1,111,969,263	134,697,312	155,206,809	68,033,485	(1,922,111)	(128,352,097)	961,185,558
Fidelity Series Value Discovery Fund	845,977,580	155,644,509	134,530,774	41,247,463	9,548,394	(76,583,024)	800,056,685
	18,509,966,883	3,932,030,879	3,214,431,958	973,496,264	(126,243,232)	(3,086,835,455)	16,014,487,117

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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